Annual Operating Expenses - FidelityTotalBondK6Fund-PRO - FidelityTotalBondK6Fund-PRO - Fidelity Total Bond K6 Fund - Fidelity Total Bond K6 Fund	Oct. 30, 2024
Operating Expenses:
Management fee	0.30%
Distribution and/or Service (12b-1) fees	none
Other expenses	none
Total annual operating expenses	0.30%